DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND ORGANIZATION
Summary of consolidated consolidated assets and liabilities, revenues, net loss and cash flow information

	From January 1, 2023	Year ended
	to the completion of	December 31,
	the Restructuring	2022
	US$	US$
Revenues	—	—
Net loss (i)	(74,137)	(52,431)
Net cash used in operating activities (ii)	(8,281)	(8,869)
Net cash used in investing activities	(38,400)	(5,630)
Net cash (used in) provided by financing activities (iii)	(107,317)	137,876
Effect of exchange rate changes on cash	(2,573)	(15,900)
Net decrease in cash	(156,571)	107,477
Cash at beginning of the period/year	156,571	49,094
Cash at end of the period/year	—	156,571
(i)	Net loss includes other expenses of US$56,752 and nil arising from the transfer of VIE’s assets and liabilities to a subsidiary of WFOE for period between January 1, 2023 and the completion of the Restructuring, and the year ended December 31, 2022, respectively, which were eliminated upon consolidation.
(ii)	Net cash used in operating activities includes amounts of US$88,423 and US$3,348 paid to the Company’s subsidiaries and amounts of US$86,697 and US$34 provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, and the year ended December 31, 2022, respectively, which were eliminated upon consolidation.
(iii)	Net cash (used in) provided by financing activities includes amounts of US$158,509 and US$10,611 paid to the Company’s subsidiaries and amounts of US$32,715 and nil provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, and the year ended December 31, 2022, respectively, which were eliminated upon consolidation.

Summary of carrying amount of net liabilities of subsidiary

US$

Cash	5,276
Accounts receivable	865
Prepayments and other current assets	2,710
Amounts due from the Company and its subsidiaries	4,035
Property, equipment and software, net	8,494
Operating lease right-of-use assets	9,689
Accounts payable	(1,062)
Accrued expenses and other current liabilities	(6,290)
Operating lease liabilities	(9,758)
Net assets	13,959